Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Cash flows from operating activities
Net income	$ 16,690,575	$ 2,128,900	$ 8,268,367	$ 9,936,794
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of plant and equipment				4,868
Amortization of right-of-use asset				85,477
Amortization of intangible asset	235,251	30,007
Accretion of promissory note	243,432	31,050
Deferred income tax	(38,816)	(4,951)
Unrealized foreign currency translation	(487,202)	(62,143)	214,994	(61,043)
Changes in operating assets and liabilities
Accounts receivables, net	(40,806,804)	(5,204,949)	6,335,863	(7,755,205)
Merchandise inventories, net	1,881,875	240,035	(26,189)	(1,855,686)
Deposits and prepayments	(20,717,082)	(2,642,485)	5,000	90,000
Long-term deposits	10,000	1,276		18,000
Accounts payable	18,487,539	2,358,104	(262,048)	(5,441)
Accounts payable - related party	4,860,674	619,984	(9,163,121)	15,554,384
Accruals and other payables	3,311,195	422,346	768,541	402,540
Contract liabilities	287,434	36,663	(505,960)	(697,439)
Amounts due to directors	333,519	42,541
Operating lease obligation				(87,972)
Taxes payables	1,197,123	152,694	585,087	119,002
Net cash provided by (used in) operating activities	(14,511,287)	(1,850,928)	6,220,534	15,748,279
Cash flows from investing activities
Repayment by the director			145,166	846,860
Acquisition of a business, net of cash acquired	(27,682,717)	(3,530,959)
Net cash provided by (used in) investing activities	(27,682,717)	(3,530,959)	145,166	846,860
Cash flows from financing activities
Deferred offering costs	(1,094,969)	(139,664)		(2,075,897)
Proceed from Initial Public Offering of shares			42,871,117
Proceeds from Follow-On Offering of shares	35,900,778	4,579,181
Net cash (used in) provided by financing activities	34,805,809	4,439,517	42,871,117	(2,075,897)
Change in cash	(7,388,195)	(942,370)	49,236,817	14,519,242
Effect of foreign exchange on cash	570,091	(10,893)	(271,488)	3,844
Cash at the beginning of the year	84,850,995	10,906,438	35,885,666	21,362,580
Cash at the end of the year	78,032,891	9,953,175	84,850,995	35,885,666
Supplementary cash flow information
Cash paid for income tax	2,497,229	318,524	1,671,400	2,697,998
Non-cash financing activity: promissory note issued at fair value as consideration for a business combination	$ 14,188,098	$ 1,809,707